Property and Equipment, Net - Summary of Plant and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property, Plant and Equipment, Net [Abstract]
Leasehold improvements	¥ 32,634	$ 4,731	¥ 30,250
Machinery and electronic equipment	29,061	4,214	22,547
Transportation equipment	3,249	471	3,643
Office equipment	2,641	383	2,511
Construction in progress	1,885	273	1,720
Mold and tooling	2,290	332
Property,plant and equipment,gross	71,760	10,404	60,671
Less: accumulated depreciation	(23,240)	(3,369)	(25,223)
Less: accumulated impairment	(1,460)	(212)	(1,627)
Total	¥ 47,060	$ 6,823	¥ 33,821